Property, Plant and Equipment - Schedule of Cost of Freehold Land, Net Book Value of Leasehold Properties and Contracts Placed for Future Expenditure (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,518	£ 5,166	£ 4,882
Contracts placed for future expenditure	133	141
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,219	8,654	£ 8,191
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	261	255
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	556	146
Long Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	83	100
Short Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 473	£ 46